Financial Instruments - Price and Discount Rate Sensitivities (Details) - Natural gas embedded derivative $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
US$0.1/MMBtu increase
Disclosure of detailed information about financial instruments [line items]
Fair value – increase/(decrease)	$ 52
US$0.1/MMBtu decrease
Disclosure of detailed information about financial instruments [line items]
Fair value – increase/(decrease)	(52)
1% increase
Disclosure of detailed information about financial instruments [line items]
Fair value – increase/(decrease)	(90)
1% decrease
Disclosure of detailed information about financial instruments [line items]
Fair value – increase/(decrease)	$ 105